Quarterly Holdings Report
for
Fidelity® SAI Sustainable Municipal Income Fund
October 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MNI-NPRT3-1222
1.9904939.100
Municipal Bonds - 92.8%
	Principal Amount (a)	Value ($)
Alabama - 2.1%
Black Belt Energy Gas District Bonds Series 2022 F, 5.5%, tender 12/1/28 (b)	100,000	101,002
Southeast Energy Auth. Rev. Bonds Bonds Series 2022 A1, 5.5%, tender 12/1/29 (b)(c)	100,000	101,080
TOTAL ALABAMA		202,082
Arizona - 3.8%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	195,000	203,233
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1, 5% 12/1/32	170,000	170,622
TOTAL ARIZONA		373,855
California - 6.8%
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	30,000	32,321
California Infrastructure and Econ. Dev. Bank Rev. Series 2017, 5% 5/15/47	25,000	25,857
California Muni. Fin. Auth. Rev.:
(Pomona College Proj.) Series 2017, 5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	25,000	27,063
Series 2018:
5% 10/1/25	15,000	15,296
5% 10/1/35	5,000	5,018
California Statewide Cmntys. Dev. Auth. Rev. Series 2016, 5% 10/1/33	20,000	20,232
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2017 A, 5% 7/1/32	10,000	10,632
Series 2020 A, 5% 7/1/40	400,000	421,814
Series 2020 B, 4% 7/1/29	55,000	57,190
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	10,000	3,140
Series 2010 C, 0% 7/1/44	100,000	33,362
Univ. of California Revs. Series 2020 BE, 5% 5/15/42	10,000	10,496
TOTAL CALIFORNIA		662,421
Colorado - 1.7%
Colorado Ctfs. of Prtn. Series 2020 A, 4% 12/15/38	10,000	9,247
Colorado Health Facilities Auth. Rev. Bonds:
Series 2019 A1, 5% 8/1/36	15,000	15,082
Series 2019 A2:
5% 8/1/33	125,000	126,927
5% 8/1/39	10,000	9,938
TOTAL COLORADO		161,194
Connecticut - 3.2%
Connecticut Gen. Oblig.:
Series 2019 A, 5% 4/15/33	30,000	31,850
Series 2021 B, 4% 6/1/34	10,000	9,783
Series 2021 D, 5% 7/15/28	75,000	80,964
Connecticut Hsg. Fin. Auth. Series 2021 D1, 5% 11/15/28	25,000	26,553
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 4% 5/1/36	130,000	123,774
Series A, 5% 5/1/29	15,000	16,301
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B, 5% 8/1/32	25,000	26,070
TOTAL CONNECTICUT		315,295
District Of Columbia - 0.1%
District of Columbia Univ. Rev. Series 2017, 5% 4/1/33	10,000	10,215
Florida - 6.6%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/26	30,000	31,213
Series 2020 A, 5% 7/1/33	30,000	31,894
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 5% 8/15/34	195,000	193,084
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 5% 10/1/29	25,000	26,652
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/29	15,000	15,421
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 5% 10/1/27	55,000	58,297
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/35	150,000	147,017
Palm Beach County School Board Ctfs. of Prtn. Series 2021 A, 5% 8/1/38	130,000	134,183
TOTAL FLORIDA		637,761
Georgia - 2.2%
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	15,000	15,606
Main Street Natural Gas, Inc. Bonds Series 2021 A, 4%, tender 9/1/27 (b)	100,000	96,607
Private Colleges & Univs. Auth. Rev. Series 2019 A, 5% 9/1/39	100,000	104,072
TOTAL GEORGIA		216,285
Illinois - 6.4%
Illinois Fin. Auth. Series 2022 A, 5% 10/1/35	150,000	137,909
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/32	15,000	15,610
5% 10/1/38	300,000	301,571
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020, 4% 10/1/55	100,000	74,083
Illinois Fin. Auth. Rev.:
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	30,000	30,413
Series 2015 A, 5% 10/1/35	5,000	5,158
Series 2016 A, 5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	50,000	52,866
TOTAL ILLINOIS		617,610
Indiana - 0.4%
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B, Series 2021 B, 5% 1/1/28	15,000	15,858
Series A, 5% 7/1/28	25,000	26,804
TOTAL INDIANA		42,662
Kentucky - 0.4%
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021, 4% 6/1/35	20,000	17,807
Kentucky State Property & Buildings Commission Rev. Series A, 5% 11/1/33	20,000	20,887
TOTAL KENTUCKY		38,694
Maine - 3.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 B:
5% 7/1/28	30,000	31,289
5% 7/1/29	10,000	10,400
Series 2018 A, 5% 7/1/30	250,000	259,537
TOTAL MAINE		301,226
Maryland - 0.6%
Baltimore Proj. Rev. (Wastewtr. Projs.) Series 2017 B, 5% 7/1/32	25,000	26,185
Maryland Dept. of Trans.:
Series 2016, 4% 9/1/27	10,000	10,259
Series 2020, 5% 10/1/33	10,000	10,898
Montgomery County Gen. Oblig. Ctfs. of Prtn. Series 2020 A, 5% 10/1/27	15,000	16,031
TOTAL MARYLAND		63,373
Massachusetts - 15.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/35	45,000	48,598
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Programs) Series 2019 A, 5% 6/1/49	215,000	220,844
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/32	15,000	15,808
Bonds Series A1, 5%, tender 1/31/30 (b)	20,000	21,239
Series 2015 O1, 4% 7/1/45	50,000	41,437
Series 2018 L, 5% 10/1/33	35,000	35,300
Series 2020 A:
5% 10/15/29	30,000	33,098
5% 10/15/30	25,000	27,845
Series 2021 G, 4% 7/1/46	75,000	59,617
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	15,000	15,636
Series 2017 D, 5% 7/1/27	25,000	26,754
Series 2020 D, 5% 7/1/48	10,000	10,335
Series D, 5% 7/1/45	340,000	351,842
Series E, 5% 11/1/45	375,000	389,580
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/34	5,000	5,397
5% 8/15/45	100,000	103,595
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/32	50,000	54,409
TOTAL MASSACHUSETTS		1,461,334
Michigan - 6.3%
Grand Rapids San. Swr. Sys. Rev.:
Series 2018, 5% 1/1/35	15,000	15,809
Series 2018, 5% 1/1/29	30,000	32,196
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2020 B, 5% 7/1/45	430,000	441,598
Michigan Fin. Auth. Rev.:
Series 2016:
5% 11/15/26	20,000	20,882
5% 11/15/30	30,000	30,768
5% 11/15/34	15,000	15,150
Series 2022, 5% 12/1/32	25,000	25,450
Michigan Hosp. Fin. Auth. Rev. Series 2010 F4, 5% 11/15/47	10,000	9,794
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/39	15,000	16,029
TOTAL MICHIGAN		607,676
Minnesota - 0.3%
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/30	10,000	10,990
Minnesota Hsg. Fin. Agcy. Series B, 4% 8/1/36	15,000	14,164
TOTAL MINNESOTA		25,154
Nebraska - 1.9%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	50,000	49,387
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020 A, 5% 11/15/30	125,000	133,409
TOTAL NEBRASKA		182,796
New Jersey - 4.2%
New Jersey Trans. Trust Fund Auth.:
Series 2018 A, 5% 12/15/32	100,000	101,917
Series 2021 A, 5% 6/15/33	95,000	97,195
Series 2022 A, 4% 6/15/39	50,000	43,361
Series 2022 BB, 5% 6/15/31	130,000	134,649
Series A, 0% 12/15/31	50,000	32,476
TOTAL NEW JERSEY		409,598
New York - 13.4%
Dorm. Auth. New York Univ. Rev. Series 2018 A, 5% 7/1/36	10,000	10,538
Dutchess County Local Dev. Corp. Rev. (Vassar College Proj.) Series 2020, 5% 7/1/45	60,000	60,844
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 A:
5% 9/1/35	10,000	10,551
5% 9/1/38	170,000	176,924
New York Dorm. Auth. Rev.:
Series 2015 A, 3.75% 7/1/46	10,000	7,537
Series 2022 A, 5% 7/1/34	200,000	205,003
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1:
5% 11/15/27	20,000	20,446
5% 11/15/29	50,000	50,964
5% 11/15/31	135,000	135,440
Series 2019 C, 5% 11/15/39	70,000	67,030
New York State Dorm. Auth. Series 2017 A, 5% 2/15/31	15,000	15,729
New York State Urban Dev. Corp. Series 2020 E, 4% 3/15/35	30,000	28,741
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	85,000	88,316
New York Thruway Auth. Personal Income Tax Rev. Series 2021 A1, 5% 3/15/34	210,000	226,248
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A, 5% 7/1/45	90,000	91,962
Suffolk County Gen. Oblig. Series 2017 D, 4% 2/1/28 (Build America Mutual Assurance Insured)	100,000	101,068
TOTAL NEW YORK		1,297,341
North Carolina - 1.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	25,000	26,408
Univ. of North Carolina at Chapel Hill Rev. Series 2021 B, 5% 12/1/38	100,000	108,269
TOTAL NORTH CAROLINA		134,677
Ohio - 0.8%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/29	10,000	10,493
Ohio Gen. Oblig. Series 2019 A, 5% 5/1/30	20,000	21,308
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/29	25,000	26,101
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2022 A, 5% 3/1/30	15,000	16,073
TOTAL OHIO		73,975
Oklahoma - 0.2%
Oklahoma State Univ. Agricultural And Mechanical College Series 2020 A, 5% 9/1/32	15,000	16,221
Oregon - 0.5%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/38	15,000	15,349
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	30,000	31,842
TOTAL OREGON		47,191
Pennsylvania - 0.9%
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/27	45,000	46,399
5% 7/15/28	30,000	30,995
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/31	10,000	10,495
TOTAL PENNSYLVANIA		87,889
Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 5% 4/1/27	25,000	25,598
Texas - 1.2%
Alvin Independent School District Series 2016 A, 5% 2/15/28	20,000	20,949
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/25	15,000	15,559
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	15,000	15,918
Series 2020 A, 5% 5/15/27	10,000	10,720
Wichita Falls Independent School District Series 2021, 4% 2/1/28	50,000	50,970
TOTAL TEXAS		114,116
Virginia - 2.5%
Virginia College Bldg. Auth. Edl. Facilities Rev. (21st Century College and Equip. Prog.) Series 2017 E, 5% 2/1/31	10,000	10,665
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	60,000	64,304
(Virginia Gen. Oblig.) Series 2017 A, 5% 5/15/27	20,000	21,370
Virginia Commonwealth Univ. Health Sys. Auth. Series 2017 A, 5% 7/1/28	5,000	5,296
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	150,000	146,379
TOTAL VIRGINIA		248,014
Washington - 6.2%
Energy Northwest Elec. Rev. Series 2020 A, 5% 7/1/34	100,000	107,785
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/27	50,000	53,630
Series 2018 C, 5% 8/1/30	30,000	32,056
Series 2018 D, 5% 8/1/33	20,000	21,137
Series 2020 A, 5% 8/1/27	60,000	64,356
Series 2020 C, 5% 2/1/37	10,000	10,626
Series 2021 A, 5% 8/1/43	85,000	88,815
Series 2022 A, 5% 8/1/42	40,000	42,036
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/27	25,000	25,987
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	40,000	41,298
Series 2017 A, 4% 7/1/37	130,000	117,223
TOTAL WASHINGTON		604,949
Wisconsin - 0.2%
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/26	15,000	15,805
TOTAL MUNICIPAL BONDS (Cost $9,583,211)		8,995,007

Municipal Notes - 4.2%
	Principal Amount (a)	Value ($)
Illinois - 2.1%
Illinois Fin. Auth. Rev.:
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 A, 1.59% 11/1/22, LOC Bank of America NA, VRDN (b)	100,000	100,000
Series 2011 A, 1.59% 11/1/22, LOC Bank of America NA, VRDN (b)	100,000	100,000
TOTAL ILLINOIS		200,000
Texas - 2.1%
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.) Series A1, 1.64% 11/1/22, VRDN (b)	200,000	200,000
TOTAL MUNICIPAL NOTES (Cost $400,000)		400,000

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 1.99% (d)(e) (Cost $320,000)	319,936	320,000

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $10,303,211)	9,715,007
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(24,772)
NET ASSETS - 100.0%	9,690,235

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 1.99%	-	1,900,000	1,580,000	2,721	-	-	320,000	0.0%
Total	-	1,900,000	1,580,000	2,721	-	-	320,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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